INCOME TAXES - Deferred Tax Asset (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Carry forward tax losses	$ 14,608	$ 11,080
Research and development cost	5,777	929
Compensations and benefits	27,507	24,032
Operating lease liability	7,111	7,705
Initial public offering costs	1,551	3,933
Provision of loans	13,425	2,276
Capital loss	948	0
Other	794	528
Deferred tax assets before valuation allowance	71,721	50,483
Valuation allowance	61,334	39,678
Deferred tax assets	10,387	10,805
Intangible assets	(687)	0
Right-of-use assets	(7,694)	(8,116)
Capitalized research and development costs	0	(1,537)
Equity method investments	(1,327)	(1,254)
Property and equipment	(666)	(466)
Other	(120)	0
Deferred tax liabilities	(10,494)	(11,373)
Deferred tax assets (liabilities), net	$ (107)	$ (568)